financial instruments - Credit risk (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 3,871	$ 3,482
Cash and temporary investments, net
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	535	414
Customer accounts receivable
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	2,187	1,647
Contract assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	1,065	1,318
Derivatives
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 84	$ 103